BUSINESS AND LIQUIDITY - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	May 04, 2026	Mar. 01, 2026	Mar. 31, 2026	Feb. 06, 2026	Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2024
Business Disclosure [Line Items]
Cash, cash equivalents and marketable securities			$ 46.8			$ 54.7
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Business Disclosure [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Merger And Reorganization Concurrent Financing		$ 505.5
Merger And Reorganization Cash And Cash Equivalents At Carrying Value		37.5
Subsequent Event [Member] | Purchase Commitment [Member]
Business Disclosure [Line Items]
Concurrent financing		$ 505.5
Subsequent Event [Member] | Pre-Merger Equityholders of Candid [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage		57.55%
Merger And Reorganization Consideration Transferred Expected Value		$ 750.0
Subsequent Event [Member] | Pre-Merger Equityholders of Candid [Member] | Concurrent Financing [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage		38.80%
Subsequent Event [Member] | Pre-Merger Equityholders of Rallybio [Member]
Business Disclosure [Line Items]
Merger And Reorganization Consideration Transferred Expected Value		$ 47.5
Subsequent Event [Member] | Pre-Merger Equityholders of Rallybio [Member] | Candid [Member]
Business Disclosure [Line Items]
Merger And Reorganization Combined Ownership Percentage		3.65%	3.65%
Subsequent Event [Member] | Merger Agreement [Member]
Business Disclosure [Line Items]
Business Combination, Pro Forma Information, Description		pre-Merger equityholders of Candid (other than investors in the Concurrent Financing) are expected to own approximately 57.55% of the combined company, pre-Merger equityholders of Rallybio are expected to own approximately 3.65% of the combined company and the Investors in the Concurrent Financing are expected to own approximately 38.80% of the combined company (assuming proceeds from the Concurrent Financing of $505.5 million), in each case, calculated on a fully diluted basis, using the treasury stock method, and subject to certain assumptions, including (i) a valuation for Rallybio of $47.5 million (assuming Rallybio has net cash (“Rallybio Net Cash”) of $37.5 million as of the closing of the Merger (the “Closing” and such date, the “Closing Date”)), (ii) a fixed valuation for Candid of $750.0 million, and (iii) the relative capitalization of Rallybio and Candid.
Subsequent Event [Member] | Rally bio [Member]
Business Disclosure [Line Items]
Business combination termination fee received	$ 50.0
Reimbursement of transaction costs	$ 0.4